Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Property and equipment, net consists of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Buildings	191,222,937	543,500,662	78,068,985
Leasehold improvements	254,720,926	289,710,814	41,614,355
Furniture, fixtures and equipment	40,771,896	57,302,434	8,230,980
Motor vehicles	2,486,375	2,912,805	418,398
Total	489,202,134	893,426,715	128,332,718
Less: Accumulated depreciation	(265,449,689)	(295,096,805)	(42,388,004)
Impairment	(5,008,677)	–	–
	218,743,768	598,329,910	85,944,714
Construction in progress	3,645,805	16,606,595	2,385,388
Property and equipment, net	222,389,573	614,936,505	88,330,102

Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years or indefinite life
Technology	10 years
Network rights	10 years
Purchased software	5 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2018 and 2019:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in equity securities with readily determinable fair value	307,693,782	307,693,782
Short-term investments	685,512,063		685,512,063
	993,205,845	307,693,782	685,512,063

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Returnable consideration from Urban Hotel Group (Note 3)	3,333,421			3,333,421
Investments in equity securities with readily determinable fair value	207,007,926	207,007,926
Short-term investments	437,279,026		437,279,026
Long-term investments – equity securities with readily determinable fair values	262,833,287	262,833,287
Payables for contingent consideration from Urban Hotel Group (Note 3)	4,027,207			4,027,207
	914,480,867	469,841,213	437,279,026	7,360,628

ASU 2014-09
Adoption of New Revenue Standards Impact of Changes to Consolidated Financial Statements	The impact of the changes made to the Group’s consolidated financial statements as a result of the adoption of new revenue standards was as follows:
	For the Year ended December 31, 2017			For the Year ended December 31, 2018
	As Reported	Effect of the Adoption of New Revenue Standards	As Adjusted	As Reported	Effect of the Adoption of New Revenue Standards	As Adjusted
Revenues:
Leased-and-operated hotels	193,542,455	(500,000)	193,042,455	213,172,025	(500,095)	212,671,930
Franchised-and-managed hotels	584,589,358	(34,456,414)	550,132,944	731,833,909	(38,891,170)	692,942,739
Total revenues	778,131,813	(34,956,414)	743,175,399	945,005,934	(39,391,265)	905,614,669
Operating costs and expenses:
Hotel operating costs	(233,646,052)	6,779,023	(226,867,029)	(280,954,345)	6,535,082	(274,419,263)
Selling and marketing expenses	(45,032,441)	12,229,540	(32,802,901)	(50,393,151)	2,995,384	(47,397,767)
Total operating costs and expenses	(405,965,433)	19,008,563	(386,956,870)	(432,554,874)	9,530,466	(423,024,408)
Income from operations	387,450,208	(15,947,851)	371,502,357	535,021,866	(29,860,799)	505,161,067
Income before income taxes	472,602,371	(15,947,851)	456,654,520	562,100,340	(29,860,799)	532,239,541
Income tax expense	(186,651,155)	4,082,893	(182,568,262)	(160,185,845)	7,467,177	(152,718,668)
Net income	285,051,632	(11,864,958)	273,186,674	393,613,911	(22,393,622)	371,220,289
Net income attributable to ordinary shareholders	285,400,182	(11,864,958)	273,535,224	394,104,841	(22,393,622)	371,711,219
Earnings per share:
Basic	3.12	(0.13)	2.99	3.97	(0.22)	3.75
Diluted	3.12	(0.13)	2.99	3.97	(0.22)	3.75

	As of December 31, 2018
	As Reported	Effect of the Adoption of New Revenue Standards	As Adjusted
Deferred tax assets	67,909,969	65,390,997	133,300,966
Total assets	3,014,390,010	65,390,997	3,079,781,007
Deferred revenue – current	153,389,895	57,195,709	210,585,604
Accrued expenses and other current liabilities	264,058,985	(22,651,006)	241,407,979
Deferred revenue – noncurrent	145,545,929	234,627,656	380,173,585
Total liabilities	1,151,261,579	269,172,359	1,420,433,938
Retained earnings	456,398,812	(203,781,362)	252,617,450
Total equity	1,863,128,431	(203,781,362)	1,659,347,069
Total liabilities and equity	3,014,390,010	65,390,997	3,079,781,007